SBA LOAN PAYABLE (Details Narrative) - Eidl Loan [Member] - USD ($)	Jul. 08, 2020	Mar. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Proceeds from loan	$ 150,000
Interest rate	3.75%
Note payable amount		$ 150,000	$ 150,000